Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 4,817,540	$ 1,684,706	$ 2,233,762
VD Capital Pty. Ltd. [Member]
Related Party Transaction [Line Items]
Total	$ 872,500
Relationship	KNOREX Ltd’s shareholder >5% and <10% of shareholding